UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-03479

Franklin New York Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin New York
Tax-Free Income Fund
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 23
Notes to Financial Statements 27
Shareholder Information 34
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin New York Tax-Free Income Fund
This semiannual report for Franklin New York Tax-Free
Income Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal, New York State and New
York City personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.
1
As a non-fundamental policy, the Fund also normally invests
at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.
1
The Fund
only buys municipal securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or comparable unrated or short-term rated securities).
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, decreased from $9.72 on February 28, 2023,
to $9.71 on August 31, 2023. The Fund’s Class A shares
paid dividends totaling 14.7678 cents per share for the
same period.
2
The Performance Summary beginning on
page  3 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.98%, based
on an annualization of the August 's 2.5019 cents per share
monthly dividend and the maximum offering price of $10.09
on August 31, 2023. An investor in the 2023 maximum
combined effective federal and New York State and City
personal income tax bracket of 55.58% (including 3.80%
Medicare tax) would need to earn a distribution rate of 6.71%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin New
York Tax-Free Income Fund. We look forward to serving your
future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Special Tax 19.51%
Transportation 18.26%
Utilities 13.08%
Education 11.27%
Industrial Dev. Revenue and Pollution Control 8.86%
Housing 8.54%
Health Care 7.71%
Local 4.84%
Lease 3.47%
Other Revenue Bonds 3.38%
Refunded 0.60%
State General Obligation 0.48%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of August 31, 2023
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4,5
6-Month +1.40% -2.40%
1-Year +1.81% -2.01%
5-Year +2.59% -0.25%
10-Year +19.77% +1.43%
Advisor
6-Month +1.42% +1.42%
1-Year +1.96% +1.96%
5-Year +3.87% +0.76%
10-Year +21.90% +2.00%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.98% 6.71% 3.41% 7.68%
Advisor 3.34% 7.52% 3.79% 8.53%
See page 4 for Performance Summary footnotes.

Franklin New York Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August’s dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and New York state and City personal income tax rate of 55.58%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.147678
A1 $0.155131
C $0.127867
R6 $0.161081
Advisor $0.160094
Total Annual Operating Expenses
9
Share Class
A 0.79%
Advisor 0.55%

Your Fund’s Expenses
Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,014.00 $3.85 $1,021.31 $3.87 0.76%
A1 $1,000 $1,013.70 $3.09 $1,022.07 $3.10 0.61%
C $1,000 $1,011.00 $5.87 $1,019.30 $5.90 1.16%
R6 $1,000 $1,015.40 $2.48 $1,022.67 $2.49 0.49%
Advisor $1,000 $1,014.20 $2.58 $1,022.57 $2.59 0.51%

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.72 $10.83 $11.38 $11.09 $11.10 $10.75
Income from investment operations
c
:
Net investment income
d
............. 0.15 0.27 0.19 0.28 0.29 0.24
Net realized and unrealized gains (losses) (0.01) (1.11) (0.55) 0.29 (0.01) 0.34
Total from investment operations ........ 0.14 (0.84) (0.36) 0.57 0.28 0.58
Less distributions from:
Net investment income .............. (0.15) (0.27) (0.19) (0.28) (0.29) (0.23)
Net asset value, end of period .......... $9.71 $9.72 $10.83 $11.38 $11.09 $11.10
Total return
e
....................... 1.40% (7.77)% (3.25)% 5.15% 2.51% 5.46%
Ratios to average net assets
f
Expenses
g
........................ 0.76% 0.81% 0.82% 0.78% 0.78% 0.78%
Net investment income ............... 3.00% 2.74% 2.21% 2.48% 2.59% 3.09%
Supplemental data
Net assets , end of period (000’s) ........ $354,475 $351,002 $409,409 $367,358 $291,562 $177,982
Portfolio turnover rate ................ 5.31% 22.81% 11.94% 12.15% 21.27% 19.78%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.73 $10.84 $11.39 $11.10 $11.10 $10.86 $11.20
Income from investment
operations
b
:
Net investment income
c
. 0.16 0.29 0.20 0.30 0.31 0.35 0.37
Net realized and
unrealized gains (losses) (0.02) (1.12) (0.55) 0.28 (0.01) 0.25 (0.34)
Total from investment
operations ............. 0.14 (0.83) (0.35) 0.58 0.30 0.60 0.03
Less distributions from:
Net investment income .. (0.16) (0.28) (0.20) (0.29) (0.30) (0.36) (0.37)
Net asset value, end of
period ................ $9.71 $9.73 $10.84 $11.39 $11.10 $11.10 $10.86
Total return
d
........... 1.37% (7.63)% (3.13)% 5.31% 2.75% 5.67% 0.26%
Ratios to average net
assets
e
Expenses ............. 0.61%
f
0.66%
f
0.67%
f
0.63%
f
0.63%
f
0.63%
f
0.64%
Net investment income ... 3.15% 2.89% 2.36% 2.63% 2.74% 3.24% 3.33%
Supplemental data
Net assets , end of period
(000’s) ............... $1,931,127 $2,010,712 $2,514,275 $2,775,454 $2,902,606 $3,192,168 $3,421,773
Portfolio turnover rate .... 5.31% 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.72 $10.82 $11.38 $11.08 $11.09 $10.85 $11.19
Income from investment
operations
b
:
Net investment income
c
. 0.13 0.23 0.15 0.24 0.24 0.29 0.31
Net realized and
unrealized gains (losses) (0.02) (1.10) (0.56) 0.29 (0.01) 0.25 (0.34)
Total from investment
operations ............. 0.11 (0.87) (0.41) 0.53 0.23 0.54 (0.03)
Less distributions from:
Net investment income .. (0.13) (0.23) (0.15) (0.23) (0.24) (0.30) (0.31)
Net asset value, end of
period ................ $9.70 $9.72 $10.82 $11.38 $11.08 $11.09 $10.85
Total return
d
........... 1.10% (8.06)% (3.62)% 4.83% 2.10% 5.10% (0.31)%
Ratios to average net
assets
e
Expenses ............. 1.16%
f
1.21%
f
1.22%
f
1.18%
f
1.18%
f
1.18%
f
1.19%
Net investment income ... 2.60% 2.33% 1.82% 2.10% 2.19% 2.69% 2.78%
Supplemental data
Net assets , end of period
(000’s) ............... $78,222 $89,134 $129,772 $202,215 $257,275 $332,093 $506,155
Portfolio turnover rate .... 5.31% 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.74 $10.85 $11.41 $11.11 $11.12 $10.88 $11.15
Income from investment
operations
c
:
Net investment income
d
. 0.16 0.30 0.21 0.31 0.32 0.36 0.33
Net realized and
unrealized gains (losses) (0.01) (1.11) (0.55) 0.30 (0.01) 0.25 (0.32)
Total from investment
operations ............. 0.15 (0.81) (0.34) 0.61 0.31 0.61 0.01
Less distributions from:
Net investment income .. (0.16) (0.30) (0.22) (0.31) (0.32) (0.37) (0.28)
Net asset value, end of
period ................ $9.73 $9.74 $10.85 $11.41 $11.11 $11.12 $10.88
Total return
e
........... 1.54% (7.48)% (3.10)% 5.54% 2.80% 5.80% 0.13%
Ratios to average net
assets
f
Expenses ............. 0.49%
g
0.51%
g
0.50%
g
0.50%
g
0.50%
g
0.50%
g,h
0.50%
h
Net investment income ... 3.26% 3.04% 2.52% 2.76% 2.87% 3.37% 3.47%
Supplemental data
Net assets , end of period
(000’s) ............... $87,281 $86,891 $97,268 $89,785 $71,991 $62,689 $60,363
Portfolio turnover rate .... 5.31% 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.74 $10.84 $11.40 $11.10 $11.11 $10.87 $11.21
Income from investment
operations
b
:
Net investment income
c
. 0.16 0.30 0.21 0.31 0.32 0.36 0.38
Net realized and
unrealized gains (losses) (0.02) (1.11) (0.56) 0.29 (0.02) 0.25 (0.34)
Total from investment
operations ............. 0.14 (0.81) (0.35) 0.60 0.30 0.61 0.04
Less distributions from:
Net investment income .. (0.16) (0.29) (0.21) (0.30) (0.31) (0.37) (0.38)
Net asset value, end of
period ................ $9.72 $9.74 $10.84 $11.40 $11.10 $11.11 $10.87
Total return
d
........... 1.42% (7.44)% (3.15)% 5.50% 2.76% 5.77% 0.35%
Ratios to average net
assets
e
Expenses ............. 0.51%
f
0.57%
f
0.57%
f
0.53%
f
0.53%
f
0.53%
f
0.54%
Net investment income ... 3.25% 3.01% 2.46% 2.73% 2.84% 3.34% 3.43%
Supplemental data
Net assets , end of period
(000’s) ............... $352,508 $328,181 $277,600 $287,411 $266,050 $220,727 $240,101
Portfolio turnover rate .... 5.31% 22.81% 11.94% 12.15% 21.27% 19.78% 10.58%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 6,700,000 $ 6,529,789
Total Corporate Bonds (Cost $6,700,000) .......................................
6,529,789
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
5,800,000 4,744,826
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 18,760,000 15,359,975
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-2, 5.5%, 12/01/30 .............................................. 2,770,000 2,423,275
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,612,378
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 15,500,000 12,729,375
33,125,003
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,117,681
Illinois 1.2%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,175,713
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,405,367
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 8,790,464
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 4,856,468
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,256,166
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,077,707
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 710,679
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 545,193
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,148,912
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,567,735
33,534,404
Kentucky 0.2%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 7,600,000 4,953,249
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,408,093
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 4,750,000 4,922,065
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,500,000 1,450,905
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 5,000,000 4,692,332
12,473,395
New York 89.9%
Albany Capital Resource Corp. ,
Albany College of Pharmacy and Health Sciences, Revenue, 2022 A, Refunding,
5.25%, 12/01/38 ................................................. 6,505,000 6,723,324
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 D, 4%,
11/01/51 ....................................................... 2,000,000 1,725,044
Battery Park City Authority ,
Revenue, Senior Lien, 2019 A, 5%, 11/01/49 ............................. 16,130,000 16,977,473
Revenue, Senior Lien, 2023 A, 5%, 11/01/53 ............................. 10,000,000 10,680,600

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 $ 1,500,000 $ 1,242,320
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 6,149,561
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,365,288
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,203,400
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 845,569
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,231,343
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 861,457
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 803,141
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,078,248
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/36 ............ 400,000 365,410
Classical Charter School, Inc., Revenue, 2023 A, 4.5%, 6/15/43 ............... 700,000 653,358
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/53 .............. 850,000 786,237
Classical Charter School, Inc., Revenue, 2023 A, 4.75%, 6/15/58 .............. 725,000 661,867
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/42 ...... 600,000 594,908
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/52 ...... 725,000 692,214
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 5%, 7/01/56 ...... 570,000 534,218
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/52 ............ 4,000,000 4,025,634
KIPP NYC Public Charter Schools, Revenue, 2022, 5.25%, 7/01/62 ............ 1,500,000 1,499,788
c
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 2,000,000 1,971,270
City of Long Beach , GO , 2022 B , BAM Insured , 5.25% , 7/15/42 .................
1,010,000 1,050,610
City of New Rochelle , Iona College , Revenue , 2015 A , Refunding , 5% , 7/01/45 .....
2,675,000 2,681,015
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 75,000 75,119
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 10,000,000 10,199,426
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,211,848
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,083,634
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,062,311
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,530,121
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,200,563
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,553,158
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 7,831,165
GO, 2018 E-1, 5%, 3/01/44 .......................................... 22,500,000 23,366,590
GO, 2018 F-1, 5%, 4/01/40 .......................................... 23,040,000 24,074,031
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 9,655,261
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,647,673
GO, 2023 A-1, 4%, 9/01/46 .......................................... 5,000,000 4,773,189
GO, 2023 E-1, 4%, 4/01/45 .......................................... 3,000,000 2,876,022
GO, 2023 E-1, 5.25%, 4/01/47 ........................................ 10,000,000 10,880,150
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 184,737
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 194,801
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 500,000 526,211
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 190,329
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 187,081
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 228,906
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 224,640
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 88,948
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 87,901

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Nuvance Health Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ............. $ 10,550,000 $ 10,753,514
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,646,280
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 4,425,000 3,693,142
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,151,810
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,404,545
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,318,833
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,288,918
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,386,652
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 541,689
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 666,697
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 577,097
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,044,355
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 20,695,766
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 15,465,389
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... 13,680,000 12,696,030
Long Island Power Authority ,
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 15,250,000 15,739,601
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,261,042
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 19,561,443
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,623,436
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 1,969,506
Revenue, 2022 A, Refunding, 5%, 9/01/44 ............................... 3,000,000 3,219,291
Revenue, 2023 E, 5%, 9/01/53 ........................................ 3,500,000 3,723,451
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,492,353
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,280,024
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 9,957,334
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,023,071
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,076,372
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,176,376
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,100,689
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 18,842,816
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 10,632,895
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,510,340
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,565,409
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 18,589,074
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,550,145
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,586,567
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 10,132,761
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 2,949,972
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,035,509
Revenue, 2020 D, 4%, 11/15/50 ....................................... 10,000,000 8,926,481
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 5,000,000 4,647,269
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 10,000,000 7,034,128
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 4,959,914
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 31,348,336
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,396,533
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,218,772
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,016,383
Monroe County Industrial Development Corp. ,
Rochester Regional Health Obligated Group, Revenue, 2017, 5%, 12/01/46 ...... 17,000,000 16,359,086
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,500,000 1,563,934

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Monroe County Industrial Development Corp., (continued)
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/32 ....................................................... $ 4,200,000 $ 4,374,725
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/33 ....................................................... 1,000,000 1,040,567
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 5%,
12/01/34 ....................................................... 2,510,000 2,600,908
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,040,253
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 7,129,578
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 2,360,000 2,232,919
b
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 2,345,000 2,172,465
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,367,571
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,050,470
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,812,933
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 21,891,842
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 20,605,774
Nassau County Local Economic Assistance Corp. ,
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/43 .... 1,440,000 1,438,929
Roosevelt Children's Academy Charter School, Revenue, 2023 A, 5%, 7/01/55 .... 2,605,000 2,473,615
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 688,207
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 714,587
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 755,654
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 512,866
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 546,564
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 568,358
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 350,137
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 367,404
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 951,506
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 829,962
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 938,279
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,679,795
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 794,587
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 36,505,000 32,842,205
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,405,000 7,122,285
Revenue, 2019 J, 3%, 11/01/44 ....................................... 4,945,000 3,744,784
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 6,701,347
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 3,696,077
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,126,437
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 23,348,629
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 34,930,809
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 21,515,491
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 26,725,000 27,481,999
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 15,827,406
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 19,000,000 19,828,828
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 10,636,712
Water & Sewer System, Revenue, 2022 AA-1, 5%, 6/15/48 .................. 8,825,000 9,294,863
Water & Sewer System, Revenue, 2023 AA-1, 5.25%, 6/15/52 ................ 16,750,000 18,105,397
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-3, 5%, 7/15/43 ............................ 10,000,000 10,408,000
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 22,230,000 23,146,936
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,566,103

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
Building Aid, Revenue, 2020 S-1, 4%, 7/15/41 ............................ $ 8,465,000 $ 8,189,291
Building Aid, Revenue, 2020 S-1B, 4%, 7/15/41 ........................... 2,465,000 2,384,714
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,198,047
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 13,775,921
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 6,869,010
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,394,509
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,052,496
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,238,508
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/40 ...................... 4,340,000 4,565,456
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,240,981
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,087,042
Future Tax Secured, Revenue, 2021 C-1, 4%, 5/01/43 ...................... 5,000,000 4,862,313
Future Tax Secured, Revenue, 2023 D-1, 5%, 11/01/46 ..................... 10,000,000 10,639,110
Future Tax Secured, Revenue, 2024 A-1, 4%, 5/01/53 ...................... 3,000,000 2,803,968
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,078,794
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 12,777,903
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 91,360,000 102,413,034
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 30,231,114
Port Authority of New York & New Jersey, Revenue, 1WTC 2021, Refunding, 3%,
2/15/42 ........................................................ 5,000,000 3,832,367
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/60 ...........
11,455,000 10,638,371
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,975,284
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 300,522
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,057
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,085
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 710,868
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,257,696
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,618,467
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 934,909
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 924,675
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 1,674,017
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,076,443
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,322,300
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,192,886
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 13,697,107
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,096,092
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 917,532
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 498,007
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/33 ................................................... 4,000,000 3,977,579
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/35 ................................................... 1,100,000 1,077,086
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/36 ................................................... 2,100,000 2,049,547
b
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/37 ................................................... 2,000,000 1,921,742
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 925,000 928,323
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,095,742
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 346,515
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 320,982
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 233,203

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... $ 275,000 $ 278,506
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 4,725,284
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/30 ......... 1,070,000 1,068,762
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 525,000 524,850
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,798,104
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 9,191,035
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,118,970
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,169,358
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 391,308
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 8,778,680
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 679,640
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,517,806
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,248,542
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,060,003
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,125,126
New York University, Revenue, 2018 A, 5%, 7/01/48 ........................ 5,000,000 5,214,849
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,270,640
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 52,500,350
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,150,814
Northwell Health Obligated Group, Revenue, 2022 A, Refunding, 5%, 5/01/52 .... 13,490,000 13,877,119
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,051,255
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,012,488
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,012,016
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,333,750
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 2,940,280
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 20,420,000 18,427,804
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 25,280,000 22,536,341
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,629,540
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/41 .............. 1,000,000 1,075,855
Rochester Institute of Technology, Revenue, 2022 A, 5%, 7/01/42 .............. 1,000,000 1,072,913
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 16,500,000 17,475,353
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,406,646
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,714,016
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,783,049
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,043,151
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 5,574,498
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 201,784
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 710,484
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,017,937
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 8,734,861
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,209,528
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,200,904
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,930,000 9,272,733
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 15,000 15,951
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 9,829,380
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 10,741
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 16,112
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 17,075,000 17,739,094
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,371
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 19,030,449
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,186

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 $ 10,000,000 $ 10,457,943
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,433,767
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 14,745,000 15,332,942
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 41,350,000 42,854,545
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,369,759
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,352,520
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 23,784,115
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,097,169
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 16,280,768
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 6,235,000 6,503,210
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,112,061
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,581,698
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,100,223
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,048,251
State University of New York Dormitory Facilities, Revenue, 2017 A, 5%, 7/01/42 .. 2,970,000 3,078,411
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/42 .................................................... 780,000 834,398
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,293,914
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,464,595
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/48 .. 7,950,000 8,196,613
State University of New York Dormitory Facilities, Revenue, 2018 A, Pre-Refunded,
5%, 7/01/48 .................................................... 5,975,000 6,529,097
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. 4,165,000 3,252,235
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,106,618
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 6,175,000 5,665,548
New York State Environmental Facilities Corp. ,
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 29,491,864
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 8,755,260
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 12,818,232
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 7,916,323
State of New York State Revolving Fund, Revenue, 2022 B, 5.25%, 9/15/52 ...... 5,000,000 5,427,181
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 1,766,938
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 11,443,331
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,098,521
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 18,316,042
Revenue, 2019 B, 4%, 1/01/53 ........................................ 15,000,000 13,576,492
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,206,114
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 9,491,635
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 25,425,463
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/46 4,125,000 4,376,194
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 5%, 3/15/48 25,000,000 26,432,137
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 8,706,398
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 10,507,065
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 5,307,330
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,500,000 5,668,615
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 12,400,000 12,234,218
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,305,000 6,510,597
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 11,000,000 11,118,462

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... $ 26,500,000 $ 24,991,649
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 1,871,118
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,041,838
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 16,107,584
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 207,693
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 361,200
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 282,777
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 374,477
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,368,685
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 826,647
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,299,012
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,155,907
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,118,927
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 4,545,000 4,315,110
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/41 ... 10,300,000 9,604,541
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 9,690,000 8,940,875
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 6,000,000 6,137,773
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,389,588
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 182,462
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 216,089
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 456,688
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 801,208
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 765,339
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 305,662
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 329,975
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 428,290
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 461,710
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,306,667
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 17,000,000 16,081,736
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,220,231
Revenue, 200, Refunding, 5%, 4/15/57 ................................. 11,040,000 11,299,003
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 2,661,625
Revenue, 205th, Refunding, 5%, 5/15/57 ................................ 13,000,000 13,369,985
Revenue, 211th, Refunding, 5%, 9/01/48 ................................ 41,730,000 43,275,721
Revenue, 214th, 4%, 9/01/38 ......................................... 5,000,000 4,854,223
Revenue, 217th, 4%, 11/01/41 ........................................ 10,000,000 9,874,045
Revenue, 221, 4%, 7/15/45 .......................................... 7,610,000 7,102,307
Revenue, 221, 4%, 7/15/50 .......................................... 15,250,000 13,854,682
Revenue, 234, Refunding, 5.5%, 8/01/52 ................................ 4,000,000 4,324,934
Revenue, 238, Refunding, 5%, 7/15/37 ................................. 4,000,000 4,357,313
Revenue, 240, Refunding, 5%, 7/15/53 ................................. 2,500,000 2,657,841
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,058,914
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,689,864
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,763,616
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 752,310
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 465,000 490,561
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 475,000 496,101
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 500,000 517,342
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 525,000 538,309

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
St. Lawrence County Industrial Development Agency, (continued)
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... $ 435,000 $ 443,751
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 400,000 406,316
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 475,000 480,686
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 525,000 529,530
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/47 ........... 1,820,000 1,942,515
St. Lawrence University, Revenue, 2022, Refunding, 5.25%, 7/01/52 ........... 2,500,000 2,647,150
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 24,644,680
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,426,238
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,555,016
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,415,567
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,339,137
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,384,396
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,212,477
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 960,253
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,394,822
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,335,242
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,250,758
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 3,942,275
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 4,685,000 4,491,449
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 696,231
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 698,804
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. 3,440,000 2,846,559
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/31 ......................... 5,000,000 3,612,402
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,089,165
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,123,356
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 5,951,344
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 13,343,981
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 22,070,853
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,386,211
Revenue, 2017 C-2, 5%, 11/15/42 ..................................... 18,190,000 18,942,077
Revenue, 2020 A, 5%, 11/15/54 ....................................... 10,000,000 10,434,652
Revenue, 2021 A, 5%, 11/15/51 ....................................... 10,000,000 10,483,547
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2021 A-1, Refunding, 5%, 5/15/51 .................................... 20,000,000 21,034,112
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/36 ............................ 6,250,000 3,534,303
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 D-1B, Refunding, Zero Cpn., 11/15/39 ............................ 1,115,000 527,129
Sales Tax, Revenue, 2023 A, 4%, 5/15/48 ............................... 9,175,000 8,740,484
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 99,845
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 158,827
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 176,367
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 267,648
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 3,200,000 3,408,245
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/37 ...... 5,000,000 5,237,968
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/38 ...... 3,800,000 3,962,541
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,365,090
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,039,697

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Trust for Cultural Resources of The City of New York (The), (continued)
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... $ 1,250,000 $ 1,284,829
Utility Debt Securitization Authority ,
Revenue, 2017, 5%, 12/15/39 ........................................ 5,750,000 6,124,912
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 10,632,480
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,019,993
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,452,897
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,324,143
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,435,729
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,307,423
Yonkers Industrial Development Agency , Revenue , 2022 , 5.25% , 5/01/51 .........
1,600,000 1,714,112
2,520,842,916
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,437,987
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,421,838
b
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 16,250,000 10,153,935
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,499,218
25,512,978
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 4,390,000 4,424,678
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,000,000 6,356,741
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 7,387,067
18,168,486
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 6,900,000 5,437,385
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,031,011
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 17,500,000 17,508,925
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,500,000 1,446,668
23,986,604
U.S. Territories 2.1%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5%, 10/01/28 .............................. 540,000 542,322
Revenue, 2023 A, Refunding, 5.25%, 10/01/29 ............................ 700,000 710,070
Revenue, 2023 A, Refunding, 5.25%, 10/01/31 ............................ 775,000 782,885
Revenue, 2023 A, Refunding, 5.375%, 10/01/33 ........................... 525,000 531,177
Revenue, 2023 A, Refunding, 5.25%, 10/01/36 ............................ 685,000 669,140
Revenue, 2023 A, Refunding, 5.375%, 10/01/40 ........................... 525,000 501,678
Revenue, 2023 A, Refunding, 5.375%, 10/01/43 ........................... 1,250,000 1,189,493
4,926,765

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 33 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.9%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... $ 145,000 $ 146,006
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 200,000 201,557
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,032,191
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 94,516 93,216
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 61,423 39,541
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 105,069 66,588
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 22,313,000 20,917,982
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 26,245,000 25,468,293
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 20,000,000 4,133,750
52,099,124
Total U.S. Territories .................................................................... 57,025,889
Total Municipal Bonds (Cost $2,892,858,161) ...................................
2,748,922,816
Total Long Term Investments (Cost $2,899,558,161) .............................
2,755,452,605
a
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
New York 0.7%
d
City of New York ,
GO, 2006 I-4, LOC TD Bank NA, Daily VRDN and Put, 3.9%, 4/01/36 ........... 2,800,000 2,800,000
GO, 2020 B-3, Daily VRDN and Put, 4.26%, 10/01/46 ....................... 300,000 300,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.95% , 1/01/34 9,360,000 9,360,000
d
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.9% , 6/15/49 ... 8,400,000 8,400,000
20,860,000
Total Municipal Bonds (Cost $20,860,000) ......................................
20,860,000
Total Short Term Investments (Cost $20,860,000 ) ................................
20,860,000
a
Total Investments (Cost $2,920,418,161) 99.0% ..................................
$2,776,312,605
Other Assets, less Liabilities 1.0% .............................................
27,300,240
Net Assets 100.0% ...........................................................
$2,803,612,845
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $107,518,497, representing 3.8% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,920,418,161
Value - Unaffiliated issuers .................................................................. $2,776,312,605
Cash .................................................................................... 83,909
Receivables:
Investment securities sold ................................................................... 770
Capital shares sold ........................................................................ 610,583
Interest ................................................................................. 34,726,450
Total assets .......................................................................... 2,811,734,317
Liabilities:
Payables:
Capital shares redeemed ................................................................... 4,372,897
Management fees ......................................................................... 1,079,663
Distribution fees .......................................................................... 284,139
Transfer agent fees ........................................................................ 880,641
Trustees' fees and expenses ................................................................. 1,571
Distributions to shareholders ................................................................. 1,031,734
Accrued expenses and other liabilities ........................................................... 470,827
Total liabilities ......................................................................... 8,121,472
Net assets, at value ................................................................. $2,803,612,845
Net assets consist of:
Paid-in capital ............................................................................. $3,336,341,109
Total distributable earnings (losses) ............................................................. (532,728,264)
Net assets, at value ................................................................. $2,803,612,845

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New
York Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $354,475,188
Shares outstanding ........................................................................ 36,513,323
Net asset value per share
a
.................................................................. $9.71
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.09
Class A1:
Net assets, at value ....................................................................... $1,931,126,747
Shares outstanding ........................................................................ 198,785,362
Net asset value per share
a
.................................................................. $9.71
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.09
Class C:
Net assets, at value ....................................................................... $78,221,958
Shares outstanding ........................................................................ 8,061,289
Net asset value and maximum offering price per share
a
............................................. $9.70
Class R6:
Net assets, at value ....................................................................... $87,280,555
Shares outstanding ........................................................................ 8,972,871
Net asset value and maximum offering price per share ............................................. $9.73
Advisor Class:
Net assets, at value ....................................................................... $352,508,397
Shares outstanding ........................................................................ 36,261,466
Net asset value and maximum offering price per share ............................................. $9.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin New York Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin New
York Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $54,371,598
Expenses:
Management fees (Note 3 a ) ................................................................... 6,573,612
Distribution fees: (Note 3c )
    Class A ................................................................................ 451,030
    Class A1 ............................................................................... 1,004,758
    Class C ................................................................................ 276,225
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 74,166
    Class A1 ............................................................................... 415,532
    Class C ................................................................................ 17,752
    Class R6 ............................................................................... 9,567
    Advisor Class ............................................................................ 70,974
Custodian fees (Note 4 ) ...................................................................... 8,277
Reports to shareholders fees .................................................................. 47,828
Registration and filing fees .................................................................... 47,566
Professional fees ........................................................................... 42,878
Trustees' fees and expenses .................................................................. 16,527
Other .................................................................................... 65,268
Total expenses ......................................................................... 9,121,960
Expense reductions (Note 4 ) ............................................................... (8,147)
Net expenses ......................................................................... 9,113,813
Net investment income ................................................................ 45,257,785
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (7,347,449)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,943,299
Net realized and unrealized gain (loss) ............................................................ (4,404,150)
Net increase (decrease) in net assets resulting from operations .......................................... $40,853,635

Franklin New York Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin New York Tax-Free Income Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $45,257,785 $85,857,167
Net realized gain (loss) ................................................. (7,347,449) (45,196,972)
Net change in unrealized appreciation (depreciation) ........................... 2,943,299 (298,963,749)
Net increase (decrease) in net assets resulting from operations ................ 40,853,635 (258,303,554)
Distributions to shareholders:
Class A ............................................................. (5,376,608) (9,711,902)
Class A1 ............................................................ (31,425,061) (61,506,353)
Class C ............................................................. (1,095,455) (2,362,234)
Class R6 ............................................................ (1,460,919) (2,628,692)
Advisor Class ........................................................ (5,620,946) (8,412,889)
Total distributions to shareholders .......................................... (44,978,989) (84,622,070)
Capital share transactions: (Note 2 )
Class A ............................................................. 4,200,473 (17,317,208)
Class A1 ............................................................ (77,305,835) (250,930,997)
Class C ............................................................. (10,936,494) (27,966,780)
Class R6 ............................................................ 555,031 (643,331)
Advisor Class ........................................................ 25,305,748 77,379,696
Total capital share transactions ............................................ (58,181,077) (219,478,620)
Net increase (decrease) in net assets ................................... (62,306,431) (562,404,244)
Net assets:
Beginning of period ..................................................... 2,865,919,276 3,428,323,520
End of period .......................................................... $2,803,612,845 $2,865,919,276

Franklin New York Tax-Free Income Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin New York Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2023
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,472,875 $24,443,158 8,105,380 $79,926,466
Shares issued in reinvestment of distributions .......... 493,539 4,865,498 888,573 8,731,625
Shares redeemed ............................... (2,546,929) (25,108,183) (10,704,939) (105,975,299)
Net increase (decrease) .......................... 419,485 $4,200,473 (1,710,986) $(17,317,208)
Class A1 Shares:
Shares sold ................................... 1,196,318 $11,826,871 3,520,001 $34,638,639
Shares issued in reinvestment of distributions .......... 2,660,782 26,242,787 5,204,230 51,212,277
Shares redeemed ............................... (11,691,989) (115,375,493) (34,110,809) (336,781,913)
Net increase (decrease) .......................... (7,834,889) $(77,305,835) (25,386,578) $(250,930,997)
Class C Shares:
Shares sold ................................... 243,048 $2,396,924 705,449 $6,987,972
Shares issued in reinvestment of distributions .......... 106,596 1,050,396 230,755 2,269,361
Shares redeemed
a
.............................. (1,457,934) (14,383,814) (3,755,462) (37,224,113)
Net increase (decrease) .......................... (1,108,290) $(10,936,494) (2,819,258) $(27,966,780)
Class R6 Shares:
Shares sold ................................... 948,756 $9,357,561 2,812,622 $27,516,366
Shares issued in reinvestment of distributions .......... 128,994 1,274,404 241,368 2,376,792
Shares redeemed ............................... (1,022,329) (10,076,934) (3,100,411) (30,536,489)
Net increase (decrease) .......................... 55,421 $555,031 (46,421) $(643,331)
Advisor Class Shares:
Shares sold ................................... 7,227,745 $71,114,112 34,614,337 $337,028,315
Shares issued in reinvestment of distributions .......... 538,865 5,318,238 790,318 7,773,153
Shares redeemed ............................... (5,205,974) (51,126,602) (27,302,406) (267,421,772)
Net increase (decrease) .......................... 2,560,636 $25,305,748 8,102,249 $77,379,696
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors or trustees of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended August 31, 2023, the annualized gross effective investment management fee rate was 0.454% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2023, the Fund paid transfer agent fees of $587,991, of which $376,687 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2023, these purchase and sale transactions aggregated $78,645,053 and $81,175,007, respectively, with a net realized gains of $7.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,839
CDSC retained .............................................................................. $18,198
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, aggregated
$150,298,916  and $211,451,070, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2023, the Fund did not use the
Global Credit Facility.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $92,011,601
Long term ................................................................................ 291,978,672
Total capital loss carryforwards ............................................................... $383,990,273
Cost of investments .......................................................................... $2,920,743,127
Unrealized appreciation ........................................................................ $20,883,440
Unrealized depreciation ........................................................................ (165,313,962)
Net unrealized appreciation (depreciation) .......................................................... $(144,430,522)
3. Transactions with Affiliates
(continued)

Franklin New York Tax-Free Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin New York Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 6,529,789 $ 6,529,789
Municipal Bonds ......................... — 2,748,922,816 — 2,748,922,816
Short Term Investments ................... — 20,860,000 — 20,860,000
Total Investments in Securities ........... $— $2,769,782,816 $6,529,789 $2,776,312,605
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement

Franklin New York Tax-Free Income Fund
Shareholder Information

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Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN NEW YORK TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin New York Tax-Free Income Fund
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Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional New York municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-
, three, five- and 10-year periods was below the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The
Board also noted that the Fund’s annualized income return
for each period was positive. After consideration of the
above, the Board concluded that the Fund’s performance
was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in the Expense Group.
The Expense Group for the Fund included the Fund and 10
other New York municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group, but its actual total expense
ratio was below the median and in the first quintile (least
expensive) of its Expense Group. The Board noted that
the Fund’s Management Rate was less than one basis
point higher than the median Management Rate of its
Expense Group. After consideration of the above, the Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.

Franklin New York Tax-Free Income Fund
Shareholder Information

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Semiannual Report
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the
Fund grows in size. The Board considered the Manager’s
view that any analyses of potential economies of scale in
managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager
incurs across the FT family of funds as a whole. The Board
noted that, given the Fund’s decline in assets over the past three calendar years, the Fund is not expected to experience additional economies of scale in the foreseeable future. The
Board concluded that to the extent economies of scale may
be realized by the Manager and its affiliates, the Fund’s
management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.

Franklin New York Tax-Free Income Fund
Shareholder Information

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Semiannual Report
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

1115 S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin New York Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.            N/A

Item 5. Audit Committee
of Listed Registrants.              N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023